ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative) - USD ($)			1 Months Ended				6 Months Ended	7 Months Ended	12 Months Ended
	Mar. 05, 2021	Mar. 12, 2012	May 16, 2022	Jan. 27, 2022	Dec. 17, 2021	Nov. 08, 2010	Jun. 30, 2022	Dec. 31, 2021	May 31, 2021	May 31, 2020
Winvest Group Ltd [Member]
Stock Issued During Period, Shares, Acquisitions		102,238,200
Issuance of common stock for donated service		98,984,744
Reverse split								1 for 250 reverse split
Common stock, shares outstanding								16,513,983	2,081,719	2,078,299
Common stock, shares authorized										4,500,000,000
Winvest Group Ltd [Member] | Common Class A [Member]
Stock Issued During Period, Shares, Acquisitions									500,000,000
Winvest Group Ltd [Member] | Common Class B [Member]
Stock Issued During Period, Shares, Acquisitions									1,000,000
Winvest Group Ltd [Member] | Series A Preferred Stock [Member]
Stock Issued During Period, Shares, Acquisitions	300,000,000
Price per share (in Dollars per share)	$ 0.001
Consideration paid (in Dollars)	$ 700,000
Winvest Group Ltd [Member] | Nevada LLC [Member]
Stock Issued During Period, Shares, Acquisitions						102,238,200
Winvest Group Ltd [Member] | WSPVA [Member]
Stock Issued During Period, Shares, Acquisitions									102,238,200
Winvests Group Ltd [Member]
Issuance of common stock for donated service		98,984,744
Issuance of common stock		102,238,200
Reverse split				1 for 250	1 for 250
Common stock, shares issued							17,411,217	16,510,563
Common stock, shares outstanding							17,411,217
Common stock, shares authorized							4,500,000,000	4,500,000,000
Winvests Group Ltd [Member] | Common Class A [Member]
Issuance of common stock							500,000,000
Winvests Group Ltd [Member] | Common Class B [Member]
Issuance of common stock							1,000,000
Winvests Group Ltd [Member] | Series A Preferred Stock [Member]
Price per share (in Dollars per share)	$ 0.001
Consideration paid (in Dollars)	$ 700,000
Issuance of common stock	300,000,000
Winvests Group Ltd [Member] | Nevada LLC [Member]
Issuance of common stock						102,238,200
Winvests Group Ltd [Member] | WSPVA [Member]
Issuance of common stock							102,238,200
Winvests Group Ltd [Member] | The Catalyst Group Entertainment [Member] | Share Exchange Agreement [Member]
Issuance of common stock			900,000
Common stock, shares issued			17,411,217
Common stock, shares outstanding			17,411,217
Common stock, shares authorized			4,500,000,000
Series of Individually Immaterial Business Acquisitions [Member] | Winvest Group Ltd [Member]
Membership interest		100.00%				100.00%
Series of Individually Immaterial Business Acquisitions [Member] | Winvest Group Ltd [Member] | Series A Preferred Stock [Member]
Membership interest	90.00%
Series of Individually Immaterial Business Acquisitions [Member] | Winvest Group Ltd [Member] | WSPVA [Member]
Membership interest									100.00%
Series of Individually Immaterial Business Acquisitions [Member] | Winvests Group Ltd [Member]
Membership interest		100.00%				100.00%
Series of Individually Immaterial Business Acquisitions [Member] | Winvests Group Ltd [Member] | Series A Preferred Stock [Member]
Membership interest	90.00%
Series of Individually Immaterial Business Acquisitions [Member] | Winvests Group Ltd [Member] | WSPVA [Member]
Membership interest							100.00%
The Catalyst Group Entertainment [Member] | Winvests Group Ltd [Member] | Share Exchange Agreement [Member]
Membership interest			100.00%